Other Payables	12 Months Ended
Dec. 31, 2017
Other Payables
Other payables

Note 8 – Other payables

	December 31,
	2016	2017
	Thousand NIS	Thousand NIS

Accrued expenses	881	595
Deferred revenue	369	263
Current portion of other long-term liability	209	205
Employees and related liabilities	1,804	2,329
Government authorities	951	1,171
Current maturities in respect of government grants	642	1,175
Others	98	98
	4,954	5,836